            OPPENHEIMER CAPITAL APPRECIATION FUND
           Supplement dated August 9, 2004 to the
 Statement of Additional Information dated October 23, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.   The first bullet point found on page 22 of the section
titled "Does the Fund Have Any Restrictions That Are Not
Fundamental?" is deleted and replaced with the following:

o     The Fund  cannot  invest  in the  securities  of other
         registered   investment   companies  or
         registered  unit  investment  trusts in
         reliance  on  sub-paragraph  (F) or (G)
         of Section  12(d)(1) of the  Investment
         Company Act of 1940.

August 9, 2004                                              320PX.010